Notes Payable (Details Narrative) (USD $)	0 Months Ended	3 Months Ended
	Nov. 05, 2013	Nov. 30, 2013 Convertible Notes Payable #1	Nov. 30, 2013 Convertible Notes Payable #2	Nov. 30, 2013 Convertible Notes Payable #3
Convertible promissory notes		$ 700,000	$ 25,000	$ 25,000
Interest rate of notes		8.00%	8.00%	8.00%
Convertible discount				45.00%
Per share common stock conversion rate		1		0.003905
Extended convertible promissory notes		125,000		15,620
Per share conversion rate of extended notes		$ 0.6
Interest accrued on promissory notes		54,718	323	121
Shares issued	3,000,000		4,000,000
Beneficial Conversion Feature			25,000
Loss on conversion			$ 36,380